Schedule of Investments (unaudited)	iShares® Core S&P 500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Boeing Co. (The)(a)(b)	4,835,764	$661,145,654
General Dynamics Corp.	2,008,965	444,483,506
Howmet Aerospace Inc.(b)	3,330,929	104,757,717
Huntington Ingalls Industries Inc.	353,795	77,063,627
L3Harris Technologies Inc.(b)	1,677,248	405,390,842
Lockheed Martin Corp.	2,059,539	885,519,388
Northrop Grumman Corp.(b)	1,264,813	605,301,557
Raytheon Technologies Corp.	12,906,817	1,240,474,182
Textron Inc.(b)	1,870,450	114,228,382
TransDigm Group Inc.(a)(b)	450,883	241,975,380
		4,780,340,235
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.(b)	1,102,385	111,748,768
Expeditors International of Washington Inc.(b)	1,451,243	141,438,143
FedEx Corp.(b)	2,073,520	470,087,719
United Parcel Service Inc., Class B	6,386,321	1,165,759,035
		1,889,033,665
Airlines — 0.2%
Alaska Air Group Inc.(a)(b)	1,138,443	45,594,642
American Airlines Group Inc.(a)(b)	5,794,537	73,474,729
Delta Air Lines Inc.(a)(b)	5,647,375	163,604,454
Southwest Airlines Co.(a)(b)	5,209,997	188,185,092
United Airlines Holdings Inc.(a)(b)	2,877,171	101,909,397
		572,768,314
Auto Components — 0.1%
Aptiv PLC(a)(b)	2,375,502	211,585,963
BorgWarner Inc.(b)	2,021,985	67,473,640
		279,059,603
Automobiles — 2.0%
Ford Motor Co.	34,337,822	382,179,959
General Motors Co.(a)(b)	12,678,238	402,660,839
Tesla Inc.(a)(b)	7,297,044	4,913,975,370
		5,698,816,168
Banks — 3.7%
Bank of America Corp.	61,664,682	1,919,621,551
Citigroup Inc.	16,886,615	776,615,424
Citizens Financial Group Inc.	4,212,028	150,327,279
Comerica Inc.	1,168,138	85,717,966
Fifth Third Bancorp.	5,977,489	200,843,630
First Republic Bank/CA(b)	1,569,966	226,389,097
Huntington Bancshares Inc./OH	12,304,979	148,028,897
JPMorgan Chase & Co.	25,539,611	2,876,015,595
KeyCorp	8,207,782	141,420,084
M&T Bank Corp.	1,563,762	249,248,025
PNC Financial Services Group Inc. (The)	3,596,441	567,410,497
Regions Financial Corp.	7,999,128	149,983,650
Signature Bank/New York NY	558,007	100,000,435
SVB Financial Group(a)(b)	516,055	203,836,565
Truist Financial Corp.	11,619,369	551,106,672
U.S. Bancorp.	11,756,599	541,038,686
Wells Fargo & Co.	32,960,537	1,291,064,234
Zions Bancorp. NA	1,277,147	65,006,782
		10,243,675,069
Beverages — 1.9%
Brown-Forman Corp., Class B, NVS(b)	1,619,449	113,620,542
Coca-Cola Co. (The)	33,925,754	2,134,269,184
Constellation Brands Inc., Class A(b)	1,409,002	328,382,006
Security	Shares	Value

Beverages (continued)
Keurig Dr Pepper Inc.	6,404,379	$226,650,973
Molson Coors Beverage Co., Class B	1,637,790	89,275,933
Monster Beverage Corp.(a)(b)	3,296,812	305,614,472
PepsiCo Inc.	12,023,279	2,003,799,678
		5,201,612,788
Biotechnology — 2.2%
AbbVie Inc.	15,366,049	2,353,464,065
Amgen Inc.	4,645,507	1,130,251,853
Biogen Inc.(a)(b)	1,285,123	262,087,985
Gilead Sciences Inc.	10,919,536	674,936,520
Incyte Corp.(a)(b)	1,646,573	125,090,151
Moderna Inc.(a)(b)	3,009,203	429,864,648
Regeneron Pharmaceuticals Inc.(a)(b)	939,348	555,276,783
Vertex Pharmaceuticals Inc.(a)	2,223,876	626,666,018
		6,157,638,023
Building Products — 0.4%
A O Smith Corp.	1,174,354	64,213,677
Allegion PLC(b)	763,591	74,755,559
Carrier Global Corp.	7,361,363	262,506,204
Fortune Brands Home & Security Inc.	1,136,933	68,079,548
Johnson Controls International PLC(b)	6,019,911	288,233,339
Masco Corp.	2,032,504	102,844,702
Trane Technologies PLC(b)	2,045,592	265,661,033
		1,126,294,062
Capital Markets — 2.9%
Ameriprise Financial Inc.	945,726	224,780,156
Bank of New York Mellon Corp. (The)	6,497,919	271,028,201
BlackRock Inc.(c)	1,235,227	752,302,652
Cboe Global Markets Inc.	934,995	105,832,084
Charles Schwab Corp. (The)	13,114,173	828,553,450
CME Group Inc.	3,125,334	639,755,870
FactSet Research Systems Inc.(b)	329,582	126,747,350
Franklin Resources Inc.	2,328,002	54,265,727
Goldman Sachs Group Inc. (The)	2,986,357	887,007,756
Intercontinental Exchange Inc.(b)	4,842,178	455,358,419
Invesco Ltd.	2,783,817	44,902,968
MarketAxess Holdings Inc.(b)	336,103	86,045,729
Moody’s Corp.(b)	1,391,475	378,439,456
Morgan Stanley	12,169,091	925,581,061
MSCI Inc.(b)	699,484	288,292,331
Nasdaq Inc.(b)	996,516	152,008,551
Northern Trust Corp.	1,819,826	175,576,812
Raymond James Financial Inc.	1,718,060	153,611,745
S&P Global Inc.(b)	3,018,276	1,017,340,109
State Street Corp.	3,200,693	197,322,723
T Rowe Price Group Inc.	1,967,351	223,510,747
		7,988,263,897
Chemicals — 1.8%
Air Products and Chemicals Inc.	1,927,970	463,638,226
Albemarle Corp.	1,018,484	212,842,786
Celanese Corp.	928,980	109,257,338
CF Industries Holdings Inc.	1,813,919	155,507,276
Corteva Inc.(b)	6,273,477	339,646,045
Dow Inc.	6,322,509	326,304,689
DuPont de Nemours Inc.	4,390,772	244,039,108
Eastman Chemical Co.(b)	1,141,870	102,505,670
Ecolab Inc.(b)	2,174,695	334,381,103
FMC Corp.	1,094,363	117,107,785
International Flavors & Fragrances Inc.	2,224,712	265,007,693

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Linde PLC(b)	4,376,488	$1,258,371,595
LyondellBasell Industries NV, Class A	2,250,725	196,848,408
Mosaic Co. (The)(b)	3,147,786	148,669,933
PPG Industries Inc.	2,042,156	233,500,117
Sherwin-Williams Co. (The)(b)	2,077,491	465,171,010
		4,972,798,782
Commercial Services & Supplies — 0.5%
Cintas Corp.	753,183	281,336,446
Copart Inc.(a)	1,870,562	203,255,267
Republic Services Inc.	1,821,256	238,347,773
Rollins Inc.(b)	1,997,737	69,760,976
Waste Management Inc.(b)	3,308,101	506,073,291
		1,298,773,753
Communications Equipment — 0.8%
Arista Networks Inc.(a)(b)	1,980,446	185,647,008
Cisco Systems Inc.	36,123,628	1,540,311,498
F5 Inc.(a)(b)	512,802	78,479,218
Juniper Networks Inc.	2,855,705	81,387,592
Motorola Solutions Inc.(b)	1,454,736	304,912,666
		2,190,737,982
Construction & Engineering — 0.1%
Quanta Services Inc.(b)	1,255,620	157,379,411

Construction Materials — 0.1%
Martin Marietta Materials Inc.(b)	533,772	159,725,933
Vulcan Materials Co.	1,167,728	165,934,149
		325,660,082
Consumer Finance — 0.5%
American Express Co.	5,304,240	735,273,749
Capital One Financial Corp.	3,418,060	356,127,671
Discover Financial Services	2,443,339	231,091,003
Synchrony Financial	4,361,004	120,450,930
		1,442,943,353
Containers & Packaging — 0.3%
Amcor PLC	13,183,269	163,868,034
Avery Dennison Corp.	707,098	114,457,953
Ball Corp.(b)	2,765,254	190,166,518
International Paper Co.	3,222,960	134,816,417
Packaging Corp. of America	797,530	109,660,375
Sealed Air Corp.(b)	1,232,196	71,122,353
Westrock Co.	2,200,499	87,667,880
		871,759,530
Distributors — 0.1%
Genuine Parts Co.	1,219,855	162,240,715
LKQ Corp.(b)	2,262,815	111,081,588
Pool Corp.(b)	355,295	124,790,263
		398,112,566
Diversified Financial Services — 1.5%
Berkshire Hathaway Inc., Class B(a)	15,732,104	4,295,179,034

Diversified Telecommunication Services — 1.2%
AT&T Inc.	62,251,216	1,304,785,487
Lumen Technologies Inc.	8,232,779	89,819,619
Verizon Communications Inc.	36,518,314	1,853,304,436
		3,247,909,542
Electric Utilities — 2.0%
Alliant Energy Corp.	2,213,307	129,721,923
American Electric Power Co. Inc.	4,465,457	428,415,945
Constellation Energy Corp.(b)	2,796,145	160,107,263
Security	Shares	Value

Electric Utilities (continued)
Duke Energy Corp.	6,695,156	$717,787,675
Edison International	3,351,418	211,943,674
Entergy Corp.	1,770,764	199,458,857
Evergy Inc.	1,993,862	130,099,496
Eversource Energy	3,022,961	255,349,516
Exelon Corp.	8,536,998	386,896,749
FirstEnergy Corp.	4,981,850	191,253,221
NextEra Energy Inc.	17,082,357	1,323,199,373
NRG Energy Inc.	2,005,610	76,554,134
Pinnacle West Capital Corp.	945,700	69,149,584
PPL Corp.	6,399,297	173,612,928
Southern Co. (The)	9,239,165	658,844,856
Xcel Energy Inc.	4,735,944	335,115,397
		5,447,510,591
Electrical Equipment — 0.5%
AMETEK Inc.(b)	2,018,727	221,837,910
Eaton Corp. PLC	3,469,580	437,132,384
Emerson Electric Co.	5,170,270	411,243,276
Generac Holdings Inc.(a)(b)	556,767	117,243,995
Rockwell Automation Inc.	1,020,699	203,435,518
		1,390,893,083
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A(b)	5,206,451	335,191,315
CDW Corp./DE(b)	1,174,878	185,113,778
Corning Inc.	6,609,870	208,277,004
Keysight Technologies Inc.(a)(b)	1,563,645	215,548,463
TE Connectivity Ltd.	2,796,367	316,408,926
Teledyne Technologies Inc.(a)(b)	409,813	153,724,955
Trimble Inc.(a)(b)	2,171,145	126,425,773
Zebra Technologies Corp., Class A(a)	456,053	134,056,779
		1,674,746,993
Energy Equipment & Services — 0.3%
Baker Hughes Co.	8,133,057	234,801,356
Halliburton Co.(b)	7,869,279	246,780,589
Schlumberger NV	12,290,647	439,513,537
		921,095,482
Entertainment — 1.3%
Activision Blizzard Inc.(b)	6,798,904	529,362,665
Electronic Arts Inc.	2,447,304	297,714,532
Live Nation Entertainment Inc.(a)(b)	1,206,666	99,646,478
Netflix Inc.(a)	3,864,145	675,723,036
Take-Two Interactive Software Inc.(a)(b)	1,393,305	170,721,662
Walt Disney Co. (The)(a)	15,838,869	1,495,189,234
Warner Bros. Discovery Inc.(a)	19,367,163	259,907,327
		3,528,264,934
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities Inc.	1,291,501	187,306,390
American Tower Corp.(b)	4,040,847	1,032,800,085
AvalonBay Communities Inc.	1,217,644	236,527,347
Boston Properties Inc.	1,249,882	111,214,500
Camden Property Trust	926,211	124,556,855
Crown Castle International Corp.	3,765,382	634,015,021
Digital Realty Trust Inc.(b)	2,475,312	321,369,757
Duke Realty Corp.	3,342,933	183,694,168
Equinix Inc.(b)	791,461	520,005,706
Equity Residential	2,987,425	215,751,833
Essex Property Trust Inc.	576,210	150,684,677
Extra Space Storage Inc.(b)	1,180,255	200,784,981
Federal Realty Investment Trust	620,263	59,383,980

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties Inc.	4,589,678	$118,918,557
Host Hotels & Resorts Inc.	6,207,864	97,339,307
Iron Mountain Inc.(b)	2,560,897	124,690,075
Kimco Realty Corp.	5,480,866	108,356,721
Mid-America Apartment Communities Inc.	1,002,749	175,150,168
Prologis Inc.(b)	6,450,413	758,891,089
Public Storage(b)	1,331,194	416,224,428
Realty Income Corp.	5,230,794	357,053,998
Regency Centers Corp.(b)	1,372,686	81,414,007
SBA Communications Corp.(b)	931,881	298,248,514
Simon Property Group Inc.	2,867,564	272,189,175
UDR Inc.	2,600,052	119,706,394
Ventas Inc.	3,424,441	176,119,001
VICI Properties Inc.(b)	8,372,168	249,406,885
Vornado Realty Trust	1,439,283	41,149,101
Welltower Inc.(b)	3,947,245	325,055,626
Weyerhaeuser Co.(b)	6,543,864	216,732,776
		7,914,741,122
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.(b)	3,854,036	1,847,162,374
Kroger Co. (The)	5,704,918	270,013,769
Sysco Corp.	4,436,622	375,826,249
Walgreens Boots Alliance Inc.	6,269,340	237,607,986
Walmart Inc.	12,207,991	1,484,247,546
		4,214,857,924
Food Products — 1.1%
Archer-Daniels-Midland Co.	4,893,076	379,702,698
Campbell Soup Co.	1,709,858	82,158,677
Conagra Brands Inc.	4,198,385	143,752,702
General Mills Inc.	5,203,342	392,592,154
Hershey Co. (The)	1,272,356	273,760,117
Hormel Foods Corp.(b)	2,476,150	117,270,464
JM Smucker Co. (The)	950,693	121,698,211
Kellogg Co.	2,178,137	155,388,294
Kraft Heinz Co. (The)	6,205,403	236,674,070
Lamb Weston Holdings Inc.	1,280,346	91,493,525
McCormick & Co. Inc./MD, NVS	2,157,504	179,612,208
Mondelez International Inc., Class A	12,051,254	748,262,361
Tyson Foods Inc., Class A	2,509,933	216,004,834
		3,138,370,315
Gas Utilities — 0.1%
Atmos Energy Corp.(b)	1,208,821	135,508,834

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	15,225,593	1,654,260,679
Abiomed Inc.(a)	399,719	98,934,450
Align Technology Inc.(a)(b)	636,854	150,724,236
Baxter International Inc.(b)	4,378,470	281,229,128
Becton Dickinson and Co.(b)	2,483,253	612,196,362
Boston Scientific Corp.(a)(b)	12,430,894	463,299,419
Cooper Companies Inc. (The)(b)	431,819	135,211,165
DENTSPLY SIRONA Inc.(b)	1,814,501	64,832,121
Dexcom Inc.(a)(b)	3,412,918	254,364,779
Edwards Lifesciences Corp.(a)(b)	5,405,207	513,981,134
Embecta Corp.(a)	1	15
Hologic Inc.(a)(b)	2,191,805	151,892,086
IDEXX Laboratories Inc.(a)(b)	728,467	255,495,231
Intuitive Surgical Inc.(a)	3,121,268	626,469,700
Medtronic PLC	11,686,328	1,048,847,938
ResMed Inc.(b)	1,272,590	266,773,042
Security	Shares	Value

Health Care Equipment & Supplies (continued)
STERIS PLC(b)	864,985	$178,316,658
Stryker Corp.	2,926,601	582,188,737
Teleflex Inc.(b)	411,996	101,289,217
Zimmer Biomet Holdings Inc.(b)	1,827,094	191,954,496
		7,632,260,593
Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.(b)	1,296,492	183,427,688
Cardinal Health Inc.	2,351,302	122,902,556
Centene Corp.(a)	5,085,829	430,311,992
Cigna Corp.	2,758,952	727,039,031
CVS Health Corp.	11,402,569	1,056,562,044
DaVita Inc.(a)(b)	502,870	40,209,485
Elevance Health Inc.(b)	2,096,364	1,011,663,339
HCA Healthcare Inc.(b)	1,978,588	332,521,499
Henry Schein Inc.(a)(b)	1,200,556	92,130,667
Humana Inc.	1,099,951	514,854,065
Laboratory Corp. of America Holdings(b)	796,968	186,777,420
McKesson Corp.(b)	1,264,124	412,369,890
Molina Healthcare Inc.(a)	516,546	144,431,427
Quest Diagnostics Inc.	1,013,001	134,708,873
UnitedHealth Group Inc.	8,158,613	4,190,508,395
Universal Health Services Inc., Class B(b)	583,760	58,790,470
		9,639,208,841
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings Inc.(a)(b)	353,251	617,832,466
Caesars Entertainment Inc.(a)(b)	1,819,410	69,683,403
Carnival Corp.(a)(b)	6,827,927	59,061,569
Chipotle Mexican Grill Inc.(a)(b)	241,840	316,147,758
Darden Restaurants Inc.	1,078,807	122,034,648
Domino’s Pizza Inc.(b)	313,501	122,174,475
Expedia Group Inc.(a)(b)	1,333,679	126,472,780
Hilton Worldwide Holdings Inc.	2,434,542	271,305,360
Las Vegas Sands Corp.(a)	3,063,741	102,911,060
Marriott International Inc./MD, Class A(b)	2,390,654	325,152,850
McDonald’s Corp.	6,430,911	1,587,663,308
MGM Resorts International(b)	3,075,212	89,027,387
Norwegian Cruise Line Holdings Ltd.(a)(b)	3,624,438	40,303,751
Penn National Gaming Inc.(a)(b)	1,416,752	43,097,596
Royal Caribbean Cruises Ltd.(a)(b)	2,015,583	70,364,002
Starbucks Corp.	9,988,141	762,994,091
Wynn Resorts Ltd.(a)(b)	933,507	53,191,229
Yum! Brands Inc.	2,472,435	280,646,097
		5,060,063,830
Household Durables — 0.3%
DR Horton Inc.(b)	2,754,786	182,339,285
Garmin Ltd.	1,346,004	132,244,893
Lennar Corp., Class A	2,219,071	156,599,841
Mohawk Industries Inc.(a)(b)	447,601	55,542,808
Newell Brands Inc.	3,090,098	58,835,466
NVR Inc.(a)	26,871	107,595,246
PulteGroup Inc.(b)	2,036,809	80,718,741
Whirlpool Corp.	484,099	74,972,412
		848,848,692
Household Products — 1.6%
Church & Dwight Co. Inc.(b)	2,128,447	197,221,899
Clorox Co. (The)	1,070,300	150,890,894
Colgate-Palmolive Co.	7,286,406	583,932,577
Kimberly-Clark Corp.	2,930,247	396,022,882

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	20,863,162	$2,999,914,064
		4,327,982,316
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	5,832,461	122,540,006

Industrial Conglomerates — 0.8%
3M Co.	4,962,340	642,176,419
General Electric Co.(b)	9,570,913	609,380,031
Honeywell International Inc.	5,919,483	1,028,865,340
		2,280,421,790
Insurance — 2.2%
Aflac Inc.	5,153,410	285,138,175
Allstate Corp. (The)	2,391,208	303,037,790
American International Group Inc.(b)	6,889,107	352,240,041
Aon PLC, Class A(b)	1,846,813	498,048,530
Arthur J Gallagher & Co.(b)	1,833,363	298,911,504
Assurant Inc.(b)	459,172	79,367,880
Brown & Brown Inc.(b)	2,022,954	118,019,136
Chubb Ltd.(b)	3,684,505	724,299,993
Cincinnati Financial Corp.(b)	1,277,003	151,937,817
Everest Re Group Ltd.	350,960	98,367,069
Globe Life Inc.	771,639	75,211,653
Hartford Financial Services Group Inc. (The)	2,857,163	186,944,175
Lincoln National Corp.	1,363,541	63,772,813
Loews Corp.(b)	1,654,635	98,053,670
Marsh & McLennan Companies Inc.	4,354,014	675,960,673
MetLife Inc.	6,010,667	377,409,781
Principal Financial Group Inc.	2,043,559	136,489,306
Progressive Corp. (The)(b)	5,085,742	591,319,222
Prudential Financial Inc.	3,240,702	310,070,367
Travelers Companies Inc. (The)(b)	2,080,491	351,873,443
W R Berkley Corp.(b)	1,842,644	125,778,879
Willis Towers Watson PLC	969,602	191,389,739
		6,093,641,656
Interactive Media & Services — 5.2%
Alphabet Inc., Class A(a)	2,615,355	5,699,538,537
Alphabet Inc., Class C, NVS(a)(b)	2,398,071	5,245,660,409
Match Group Inc.(a)(b)	2,487,956	173,385,654
Meta Platforms Inc, Class A(a)	19,943,650	3,215,913,562
Twitter Inc.(a)	6,633,353	248,021,069
		14,582,519,231
Internet & Direct Marketing Retail — 3.0%
Amazon.com Inc.(a)	76,086,019	8,081,096,078
eBay Inc.(b)	4,868,988	202,890,730
Etsy Inc.(a)(b)	1,119,900	81,987,879
		8,365,974,687
IT Services — 4.4%
Accenture PLC, Class A	5,507,805	1,529,242,058
Akamai Technologies Inc.(a)(b)	1,382,037	126,221,439
Automatic Data Processing Inc.(b)	3,627,864	761,996,555
Broadridge Financial Solutions Inc.(b)	1,034,790	147,509,315
Cognizant Technology Solutions Corp., Class A	4,512,578	304,553,889
DXC Technology Co.(a)(b)	2,182,496	66,151,454
EPAM Systems Inc.(a)(b)	502,904	148,246,041
Fidelity National Information Services Inc.(b)	5,310,949	486,854,695
Fiserv Inc.(a)(b)	5,058,816	450,082,860
FleetCor Technologies Inc.(a)(b)	672,552	141,309,901
Gartner Inc.(a)(b)	699,103	169,064,078
Global Payments Inc.(b)	2,448,187	270,867,410
Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	7,821,065	$1,104,256,167
Jack Henry & Associates Inc.(b)	638,694	114,977,694
Mastercard Inc., Class A	7,467,600	2,355,878,448
Paychex Inc.	2,806,982	319,631,040
PayPal Holdings Inc.(a)(b)	10,061,136	702,669,738
VeriSign Inc.(a)	827,331	138,437,296
Visa Inc., Class A(b)	14,310,650	2,817,623,878
		12,155,573,956
Leisure Products — 0.0%
Hasbro Inc.	1,166,646	95,524,974

Life Sciences Tools & Services — 1.9%
Agilent Technologies Inc.	2,629,716	312,331,369
Bio-Rad Laboratories Inc., Class A(a)(b)	188,091	93,105,045
Bio-Techne Corp.(b)	335,051	116,142,079
Charles River Laboratories International Inc.(a)(b)	441,817	94,535,584
Danaher Corp.	5,626,813	1,426,509,632
Illumina Inc.(a)(b)	1,373,343	253,189,515
IQVIA Holdings Inc.(a)(b)	1,634,198	354,604,624
Mettler-Toledo International Inc.(a)(b)	197,007	226,315,731
PerkinElmer Inc.(b)	1,107,980	157,576,916
Thermo Fisher Scientific Inc.	3,404,020	1,849,335,986
Waters Corp.(a)(b)	518,527	171,622,066
West Pharmaceutical Services Inc.(b)	648,301	196,026,773
		5,251,295,320
Machinery — 1.5%
Caterpillar Inc.	4,638,090	829,104,968
Cummins Inc.	1,214,471	235,036,573
Deere & Co.	2,423,555	725,782,016
Dover Corp.(b)	1,267,911	153,822,962
Fortive Corp.(b)	3,157,651	171,713,061
IDEX Corp.	667,693	121,273,080
Illinois Tool Works Inc.	2,460,015	448,337,734
Ingersoll Rand Inc.(b)	3,568,187	150,149,309
Nordson Corp.(b)	467,994	94,740,705
Otis Worldwide Corp.(b)	3,700,199	261,493,063
PACCAR Inc.	3,021,720	248,808,425
Parker-Hannifin Corp.	1,125,141	276,840,943
Pentair PLC	1,396,086	63,898,856
Snap-on Inc.	454,699	89,589,344
Stanley Black & Decker Inc.	1,312,951	137,676,042
Westinghouse Air Brake Technologies Corp.(b)	1,588,334	130,370,455
Xylem Inc./NY(b)	1,597,550	124,896,459
		4,263,533,995
Media — 0.9%
Charter Communications Inc., Class A(a)(b)	1,007,120	471,865,934
Comcast Corp., Class A	38,874,837	1,525,448,604
DISH Network Corp., Class A(a)(b)	2,314,858	41,505,404
Fox Corp., Class A, NVS(a)(b)	2,776,809	89,302,177
Fox Corp., Class B(a)	1,190,311	35,352,237
Interpublic Group of Companies Inc. (The)	3,464,604	95,380,548
News Corp., Class A, NVS(a)(b)	3,495,830	54,465,031
News Corp., Class B(a)	917,616	14,580,918
Omnicom Group Inc.	1,774,103	112,850,692
Paramount Global, Class B, NVS	5,224,866	128,949,693
		2,569,701,238
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	12,602,330	368,744,176
Newmont Corp.	6,899,526	411,694,716

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Nucor Corp.	2,313,598	$241,562,767
		1,022,001,659
Multi-Utilities — 1.0%
Ameren Corp.	2,269,419	205,064,701
CenterPoint Energy Inc.	5,540,467	163,887,014
CMS Energy Corp.	2,508,140	169,299,450
Consolidated Edison Inc.	3,089,773	293,837,412
Dominion Energy Inc.	7,057,764	563,280,145
DTE Energy Co.	1,698,205	215,247,484
NiSource Inc.	3,528,559	104,057,205
Public Service Enterprise Group Inc.	4,341,412	274,724,551
Sempra Energy	2,733,174	410,714,057
WEC Energy Group Inc.	2,769,397	278,712,114
		2,678,824,133
Multiline Retail — 0.5%
Dollar General Corp.(b)	1,989,395	488,277,109
Dollar Tree Inc.(a)(b)	1,963,798	306,057,918
Target Corp.	4,021,193	567,913,087
		1,362,248,114
Oil, Gas & Consumable Fuels — 4.0%
APA Corp.	2,941,509	102,658,664
Chevron Corp.	17,084,688	2,473,521,128
ConocoPhillips	11,247,465	1,010,134,832
Coterra Energy Inc.	6,961,151	179,528,084
Devon Energy Corp.	5,337,515	294,150,452
Diamondback Energy Inc.	1,449,142	175,563,553
EOG Resources Inc.	5,094,119	562,594,502
Exxon Mobil Corp.	36,630,733	3,137,055,974
Hess Corp.(b)	2,413,888	255,727,295
Kinder Morgan Inc.	16,956,668	284,193,756
Marathon Oil Corp.	6,154,885	138,361,815
Marathon Petroleum Corp.	4,704,689	386,772,483
Occidental Petroleum Corp.(b)	7,741,809	455,837,714
ONEOK Inc.	3,837,926	213,004,893
Phillips 66	4,183,262	342,985,651
Pioneer Natural Resources Co.	1,956,721	436,505,321
Valero Energy Corp.	3,509,064	372,943,322
Williams Companies Inc. (The)	10,642,513	332,152,831
		11,153,692,270
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A(b)	2,009,324	511,714,543

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	18,514,040	1,425,581,080
Catalent Inc.(a)(b)	1,557,138	167,065,336
Eli Lilly & Co.	6,857,730	2,223,481,798
Johnson & Johnson	22,881,570	4,061,707,491
Merck & Co. Inc.	21,989,406	2,004,774,145
Organon & Co.	2,197,962	74,181,218
Pfizer Inc.	48,789,875	2,558,053,146
Viatris Inc.	10,611,950	111,107,116
Zoetis Inc.	4,079,645	701,250,179
		13,327,201,509
Professional Services — 0.3%
Equifax Inc.(b)	1,065,386	194,731,253
Jacobs Engineering Group Inc.(b)	1,108,086	140,870,973
Leidos Holdings Inc.(b)	1,188,403	119,684,066
Nielsen Holdings PLC(b)	3,009,961	69,891,294
Robert Half International Inc.	974,350	72,969,072
Security	Shares	Value

Professional Services (continued)
Verisk Analytics Inc.(b)	1,373,023	$237,656,551
		835,803,209
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	2,842,286	209,220,672

Road & Rail — 0.9%
CSX Corp.	18,907,007	549,437,624
JB Hunt Transport Services Inc.(b)	712,568	112,208,083
Norfolk Southern Corp.	2,064,798	469,307,937
Old Dominion Freight Line Inc.(b)	798,477	204,633,686
Union Pacific Corp.	5,461,172	1,164,758,764
		2,500,346,094
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices Inc.(a)(b)	14,091,478	1,077,575,323
Analog Devices Inc.	4,566,705	667,149,933
Applied Materials Inc.(b)	7,666,494	697,497,624
Broadcom Inc.	3,550,291	1,724,766,871
Enphase Energy Inc.(a)(b)	1,168,864	228,209,007
Intel Corp.	35,555,919	1,330,146,930
KLA Corp.	1,297,767	414,091,494
Lam Research Corp.(b)	1,203,201	512,744,106
Microchip Technology Inc.	4,833,839	280,749,369
Micron Technology Inc.	9,741,792	538,526,262
Monolithic Power Systems Inc.	383,597	147,316,592
Nvidia Corp.(b)	21,773,723	3,300,678,670
NXP Semiconductors NV	2,282,485	337,876,254
ON Semiconductor Corp.(a)(b)	3,772,444	189,791,658
Qorvo Inc.(a)(b)	960,506	90,594,926
Qualcomm Inc.	9,739,090	1,244,071,357
Skyworks Solutions Inc.	1,392,629	129,013,150
SolarEdge Technologies Inc.(a)(b)	481,555	131,791,972
Teradyne Inc.(b)	1,393,100	124,752,105
Texas Instruments Inc.	8,018,549	1,232,050,054
		14,399,393,657
Software — 9.0%
Adobe Inc.(a)	4,108,629	1,504,004,732
Ansys Inc.(a)(b)	746,011	178,512,972
Autodesk Inc.(a)(b)	1,890,611	325,109,468
Cadence Design Systems Inc.(a)	2,388,909	358,408,017
Ceridian HCM Holding Inc.(a)(b)	1,213,626	57,137,512
Citrix Systems Inc.	1,107,717	107,636,861
Fortinet Inc.(a)(b)	5,775,879	326,799,234
Intuit Inc.	2,462,135	949,005,314
Microsoft Corp.	65,034,583	16,702,831,952
NortonLifeLock Inc.	5,161,899	113,355,302
Oracle Corp.	13,697,413	957,038,246
Paycom Software Inc.(a)(b)	427,003	119,612,080
PTC Inc.(a)(b)	932,004	99,109,305
Roper Technologies Inc.(b)	921,449	363,649,848
Salesforce Inc.(a)(b)	8,639,098	1,425,796,734
ServiceNow Inc.(a)(b)	1,743,073	828,866,073
Synopsys Inc.(a)(b)	1,334,797	405,377,849
Tyler Technologies Inc.(a)(b)	363,341	120,803,616
		24,943,055,115
Specialty Retail — 2.1%
Advance Auto Parts Inc.	527,712	91,341,670
AutoZone Inc.(a)(b)	172,569	370,871,489
Bath & Body Works Inc.	2,074,133	55,835,660
Best Buy Co. Inc.	1,760,769	114,784,531

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
CarMax Inc.(a)(b)	1,383,854	$125,211,110
Home Depot Inc. (The)	8,985,884	2,464,558,405
Lowe’s Companies Inc.	5,748,959	1,004,170,669
O’Reilly Automotive Inc.(a)(b)	571,535	361,072,952
Ross Stores Inc.(b)	3,087,094	216,806,612
TJX Companies Inc. (The)	10,212,597	570,373,542
Tractor Supply Co.	965,417	187,146,085
Ulta Beauty, Inc.(a)(b)	454,162	175,070,368
		5,737,243,093
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	133,704,020	18,280,013,614
Hewlett Packard Enterprise Co.	11,325,275	150,173,146
HP Inc.	9,159,961	300,263,522
NetApp Inc.	1,961,523	127,969,761
Seagate Technology Holdings PLC	1,686,911	120,512,922
Western Digital Corp.(a)(b)	2,768,240	124,100,199
		19,103,033,164
Textiles, Apparel & Luxury Goods — 0.5%
Nike Inc., Class B(b)	11,031,234	1,127,392,115
PVH Corp.(b)	587,203	33,411,851
Ralph Lauren Corp.	402,423	36,077,222
Tapestry Inc.(b)	2,141,655	65,363,310
VF Corp.	2,839,152	125,405,344
		1,387,649,842
Tobacco — 0.7%
Altria Group Inc.	15,714,300	656,386,311
Philip Morris International Inc.	13,479,028	1,330,919,225
		1,987,305,536
Trading Companies & Distributors — 0.2%
Fastenal Co.	5,043,967	251,794,833
United Rentals Inc.(a)(b)	614,301	149,219,856
Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.(b)	368,394	$167,409,285
		568,423,974
Water Utilities — 0.1%
American Water Works Co. Inc.	1,579,628	235,001,258

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)(b)	5,123,294	689,287,975

Total Long-Term Investments — 99.8%
(Cost: $275,268,560,653)		277,445,282,079

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	2,351,620,535	2,351,385,373
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	496,380,000	496,380,000

Total Short-Term Securities — 1.0%
(Cost: $2,847,210,944)		2,847,765,373

Total Investments in Securities — 100.8%
(Cost: $278,115,771,597)		280,293,047,452

Liabilities in Excess of Other Assets — (0.8)%		(2,099,617,760)

Net Assets — 100.0%		$278,193,429,692

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,352,577,512	$998,729,965	(a)	$—		$(33,755)	$111,651	$2,351,385,373	2,351,620,535	$812,200	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	533,120,000	—		(36,740,000	)(a)	—	—	496,380,000	496,380,000	837,658		—
BlackRock Inc.	944,757,890	62,405,416		(64,727,842)		18,772,565	(208,905,377)	752,302,652	1,235,227	5,999,213		—
						$18,738,810	$(208,793,726)	$3,600,068,025		$7,649,071		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	3,923	09/16/22	$743,310	$(29,042,311)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$277,445,282,079	$—	$—	$277,445,282,079
Money Market Funds	2,847,765,373	—	—	2,847,765,373
	$280,293,047,452	$—	$—	$280,293,047,452
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(29,042,311)	$—	$—	$(29,042,311)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares